Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Reserve for Life-Contingent Contract Benefits

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2016	2015
Immediate fixed annuities:
Structured settlement annuities	$1,838,458	$1,807,651
Other immediate fixed annuities	61,645	59,389
Traditional life insurance	226,909	215,216
Accident and health insurance	12,160	11,207
Other	1,716	1,853

Total reserve for life-contingent contract benefits	$2,140,888	$2,095,316

Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 3.3% to 9.0%	Present value of contractually specified future benefits

Other immediate fixed annuities	1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table	Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience

Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.5% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other:
Variable annuity guaranteed minimum death benefits(1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

(1)

In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

Schedule of Contractholder Funds

As of December 31, contractholder funds consist of the following:

($ in thousands)	2016	2015
Interest-sensitive life insurance	$728,841	$724,317
Investment contracts:
Fixed annuities	2,261,237	2,434,757
Other investment contracts	28,655	26,813

Total contractholder funds	$3,018,733	$3,185,887

Schedule of Contract Provisions Related to Contractholder Funds

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.7% to 5.1% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 9.0% for immediate annuities and 1.0% to 5.0% for other fixed annuities	Either a declining or a level
percentage charge generally
over ten years or less.
Additionally, approximately
12.4% of fixed annuities are
subject to market value
adjustment for discretionary
withdrawals
Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities(1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

(1)	In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential.

Schedule of Contractholder Funds Activity

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2016	2015	2014
Balance, beginning of year	$3,185,887	$3,402,594	$3,670,557
Deposits	105,671	103,041	105,626
Interest credited	102,805	108,730	118,957
Benefits	(122,109)	(137,834)	(145,889)
Surrenders and partial withdrawals	(172,856)	(211,171)	(279,835)
Contract charges	(73,866)	(72,575)	(71,332)
Net transfers from separate accounts	133	252	143
Other adjustments	(6,932)	(7,150)	4,367

Balance, end of year	$3,018,733	$3,185,887	$3,402,594

Summary of Variable Annuity Contracts with Guarantees

The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2016	2015
In the event of death
Separate account value	$273.6	$301.3
Net amount at risk(1)	$8.5	$15.3
Average attained age of contractholders	66 years	66 years

At annuitization (includes income benefit guarantees)
Separate account value	$19.8	$22.9
Net amount at risk(2)	$2.5	$2.5
Weighted average waiting period until annuitization options available	None	None

For cumulative periodic withdrawals
Separate account value	$18.6	$19.6
Net amount at risk(3)	$0.4	$0.3

Accumulation at specified dates
Separate account value	$65.3	$83.4
Net amount at risk(4)	$1.4	$2.4
Weighted average waiting period until guarantee date	2 years	3 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Summary of Liabilities for Guarantees

The following table summarizes the liabilities for guarantees:

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2015(1)	$19,532	$1,579	$7,437	$28,548
Less reinsurance recoverables	1,735	1,575	7,437	10,747

Net balance as of December 31, 2015	17,797	4	—	17,801
Incurred guarantee benefits	3,885	1	—	3,886
Paid guarantee benefits	—	—	—	—

Net change	3,885	1	—	3,886
Net balance as of December 31, 2016	21,682	5	—	21,687
Plus reinsurance recoverables	1,574	956	6,012	8,542

Balance, December 31, 2016(2)	$23,256	$961	$6,012	$30,229

Balance, December 31, 2014(3)	$16,853	$2,175	$6,645	$25,673
Less reinsurance recoverables	1,725	2,171	6,645	10,541

Net balance as of December 31, 2014	15,128	4	—	15,132
Incurred guarantee benefits	2,669	—	—	2,669
Paid guarantee benefits	—	—	—	—

Net change	2,669	—	—	2,669
Net balance as of December 31, 2015	17,797	4	—	17,801
Plus reinsurance recoverables	1,735	1,575	7,437	10,747

Balance, December 31, 2015(1)	$19,532	$1,579	$7,437	$28,548

(1)

Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $1.6 million, variable annuity accumulation benefits of $6.8 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $17.8 million.

(2)

Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $1.6 million, variable annuity income benefits of $0.9 million, variable annuity accumulation benefits of $5.7 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $21.7 million.

(3)

Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.2 million, variable annuity accumulation benefits of $6.0 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $15.1 million.